Property and equipment	12 Months Ended
Dec. 31, 2011
Property and equipment
4.	Property and equipment

Property and equipment consists of a used truck and drill with a cost of $11,100 and $38,077, respectively, being depreciated over 2 and 10 years, respectively.  Accumulated depreciation at December 31, 2011 was $2,852.